SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Feb. 28, 2013
SEGMENTS AND GEOGRAPHICAL INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION

21. SEGMENTS AND GEOGRAPHICAL INFORMATION

        The Company operates in one reportable segment - broadband wireless backhaul equipment.

        The following table presents total net book value of property and equipment, intangible assets and goodwill by geographic location:

	For the Year Ended
	February 28, 2013		February 29, 2012
	Amount	%	Amount	%
Canada	3,393	15%	3,941	17%
United States	11,928	54%	16,504	70%
Malaysia	847	4%	1,228	5%
Luxembourg	5,517	25%	1,077	5%
Other	457	2%	625	3%

Total	22,142	100%	23,375	100%

        The following table presents total revenues by geographic location:

	For the year ended
	February 28, 2013		February 29, 2012
	Amount	%	Amount	%
Canada	6,402	5%	7,419	16%
North America (excluding Canada)	29,225	24%	25,522	56%
Europe, Middle East, and Africa (excluding Finland)	7,525	6%	10,724	24%
Finland	58,121	47%	-	0%
India	15,018	12%	-	0%
Other	7,586	6%	1,991	4%

Total Revenue	123,877	100%	45,656	100%

        The Company has shown revenue by the customers' purchasing entities' geographic location, except in cases where the geographic location of the product deployment is explicitly known.

        During each of the periods presented revenue is comprised of:

	For the year ended
	February 28, 2013		February 29, 2012
	Amount	%	Amount	%
Product Sales	119,080	96%	39,775	87%
Services	4,797	4%	5,881	13%

Total Revenue	123,877	100%	45,656	100%